Trade Accounts Payable and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Trade Accounts Payable and Other Liabilities

	December 31, 2018	December 31, 2017	January 1, 2017
(CAD$ in millions)		(restated)	(restated)
Trade accounts payable and accruals	$1,185	$1,111	$943
Capital project accruals	201	149	142
Payroll-related liabilities	361	420	252
Accrued interest	102	120	148
Commercial and government royalties	211	296	246
Customer deposits	67	19	18
Current portion of provisions (Note 22(a))	155	133	71
Settlement payables (Note 28(b))	45	39	43
Other	6	3	7

	$2,333	$2,290	$1,870